Natural and environmental resources - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 COP ($)
Natural and environmental resources [Member] | Guajira Association
Disclosure of Natural and environmental resources [Line Items]
Acquisition-related costs	$ 214,852